DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	9 Months Ended
Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

NOTE 7. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

During the three and nine months ended September 30, 2014 and 2013, derivatives were used to hedge the interest rate risk associated with our variable-rate debt.

Term Facility Interest Rate Swap

On April 14, 2014, the Borrower entered into an interest rate swap agreement with an aggregate notional amount of $850.0 million that expires on April 14, 2019. This agreement swaps the LIBOR rate in effect under the new credit agreement for this portion of the loan to a fixed-rate of 2.0311%, which includes a 1% LIBOR floor. Management has elected to designate this interest rate swap as a cash flow hedge for accounting purposes.

Interest Rate Caps

Pursuant to the terms of the Holdco I Loans and the Holdco III Mortgage Loan, we were required to maintain interest rate caps. The effect of these interest rate cap agreements was to limit our maximum interest rate exposure with respect to increases in LIBOR. We purchased and maintained these interest rate caps during the periods ended June 30, 2014 and 2013, and the related gain or loss on these investments is reflected within other income (loss) in the accompanying condensed consolidated statements of operations. We did not elect to designate any of these interest rate caps as effective hedging instruments.

Fair Value of Derivative Instruments

The effects of our derivative instruments on our condensed consolidated balance sheets were as follows:

	September 30, 2014		December 31, 2013
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value

(in thousands)

Cash Flow Hedges:
Interest rate swap	Other non- current assets	$895	N/A	N/A

Non-designated Hedges:
Interest rate caps(1)	Other non- current assets	N/A	Other non- current assets	$—

(1)	The fair values of our interest rate caps were immaterial as December 31, 2013. The interest rate caps expired in July 2014.

Earnings Effect of Derivative Instruments

The effects of our derivative instruments on our condensed consolidated statements of operations and condensed consolidated statements of comprehensive income, net of the effect for income taxes, were as follows:

	Classification of Gain (Loss) Recognized	For the three months ended September 30,		For the nine months ended September 30,
		2014	2013	2014	2013

		(in thousands)

Cash Flow Hedges:
Interest rate swap(1)	Other comprehensive income	$3,118	$—	$582	$—

Non-designated Hedges:
Interest rate caps	Other income (loss)	—	(135)	—	(135)

(1)	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the three and nine months ended September 30, 2014.